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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  9/30/04
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

GE S&S INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2004 (UNAUDITED)


                                                                                         PRINCIPAL
                                                                                          AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -111.6%
-----------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 26.5%
U.S. Treasury Bonds
5.38%                                                           02/15/31                 $67,060    $   71,849     (i)
7.13%                                                           02/15/23                  21,760        27,741     (f)
7.25%                                                           05/15/16                   6,945         8,744     (f)
8.13%                                                           08/15/19 - 08/15/21       58,225        80,050     (f)

U.S. Treasury Inflation Indexed Bonds
2.00%                                                           01/15/14                  48,061        49,225
2.38%                                                           01/15/25                   6,200         6,459
3.88%                                                           01/15/09 - 04/15/29       21,096        24,629

U.S. Treasury Notes
1.50%                                                           03/31/06                  18,085        17,849
1.88%                                                           01/31/06                  52,645        52,333     (f)
2.25%                                                           04/30/06                  27,595        27,515
2.38%                                                           08/31/06                  35,310        35,176     (i)
2.75%                                                           06/30/06                  14,250        14,308     (i)
3.13%                                                           05/15/07                  86,795        87,528     (f)
3.38%                                                           09/15/09                  74,375        74,381     (i)
3.88%                                                           05/15/09                  72,520        74,272     (i)
4.00%                                                           02/15/14                  10,900        10,812     (i)
4.25%                                                           11/15/13 - 08/15/14       24,090        24,343     (i)

TOTAL U.S.TREASURIES
(COST $675,759)                                                                                        687,214

FEDERAL AGENCIES - 8.4%
Federal Home Loan Bank
2.38%                                                           02/15/06                  49,860        49,739
2.63%                                                           10/16/06                  25,000        24,910     (i)
3.75%                                                           08/18/09                  11,000        11,004     (i)

Federal Home Loan Mortgage Corp.
3.00%                                                           09/29/06                  25,600        25,586
3.63%                                                           09/15/08                  33,170        33,359     (i)
4.50%                                                           01/15/14                  17,580        17,498
4.63%                                                           07/18/07                  14,975        15,251     (f)
4.75%                                                           12/08/10                  18,805        18,939     (f)
6.75%                                                           03/15/31                  11,905        14,145     (f)
6.00%                                                           01/18/12                   7,230         7,313     (f)

TOTAL FEDERAL AGENCIES
(COST $215,242)                                                                                        217,744

AGENCY MORTGAGE BACKED - 26.0%
Federal Home Loan Mortgage Corp.
5.00%                                                           04/01/13                   5,519         5,649
6.00%                                                           08/01/07 - 05/01/34       13,165        13,627
6.50%                                                           01/01/27 - 08/01/34       10,992        11,525
7.00%                                                           10/01/16 - 07/01/34        4,062         4,310
7.50%                                                           11/01/09 - 09/01/33        4,935         5,218
8.00%                                                           08/01/30 - 11/01/30           36            41
8.50%                                                           04/01/30 - 05/01/30           81            87
9.00%                                                           05/01/16 - 11/01/16          547           611

Federal National Mortgage Assoc.
5.50%                                                           01/01/14 - 08/01/33       15,730        16,225
6.00%                                                           02/01/14 - 09/01/34       52,788        54,687
6.50%                                                           01/01/14 - 10/01/34       59,009        61,986
7.00%                                                           08/01/13 - 07/01/34       24,449        25,927
7.50%                                                           12/01/09 - 03/01/34       14,190        15,175
8.00%                                                           12/01/11 - 11/01/33        7,558         8,135
8.50%                                                           04/01/30 - 05/01/31          661           720
9.00%                                                           02/01/09 - 12/01/22        7,131         7,796

Federal National Mortgage Assoc. TBA
5.00%                                                           12/01/99 - 12/01/99      335,965       335,851     (b)
5.50%                                                           12/01/99                  51,290        51,963     (b)
6.00%                                                           12/01/99                  15,550        16,021     (b)

Government National Mortgage Assoc.
3.38%                                                           05/20/21 - 04/20/24           72            73     (g)
4.63%                                                           11/20/21 - 10/20/25           34            35     (g)
4.75%                                                           08/20/23 - 09/20/24           53            53     (g)
6.00%                                                           04/15/33 - 08/15/34        6,935         7,195
6.50%                                                           04/15/19 - 08/15/34       12,848        13,570
7.00%                                                           03/15/12 - 06/15/34        7,310         7,787
7.50%                                                           11/15/22 - 10/15/33        2,824         3,042
8.00%                                                           10/15/29 - 06/15/30           55            58
8.50%                                                           10/15/17                   1,696         1,854
9.00%                                                           11/15/16 - 12/15/21        4,015         4,476

TOTAL AGENCY MORTGAGE-BACKED
(COST $669,503)                                                                                        673,697

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 5.8%
Collateralized Mortgage Obligation Trust (Class B)
2.42%                                                           11/01/18                     808           743   (c,d)
Federal Home Loan Mortgage Corp.
4.50%                                                           11/15/13 - 03/15/18       12,667         1,657     (e)
5.00%                                                           01/15/11 - 04/15/34       82,652        15,541     (e)
5.39%                                                           12/15/30                  26,208         2,547   (e,g)
5.50%                                                           04/15/17 - 06/15/33       15,631         3,159     (e)
5.66%                                                           05/25/43                  15,659         1,483   (e,g)
6.25%                                                           01/15/23                     257           259
6.26%                                                           05/25/43                   8,590           966   (e,g)
6.43%                                                           10/15/33                   3,215         2,518     (g)
7.50%                                                           01/15/16 - 07/15/27        1,524         1,479     (e)
7.93%                                                           12/15/33                   1,970         1,673     (g)
8.00%                                                           04/15/20                     568           580
9.46%                                                           09/25/43                  50,845           588 (c,e,g)
11.62%                                                          06/15/33                  10,454        10,757     (g)

Federal Home Loan Mortgage Corp. STRIPS
8.00%                                                           02/01/23 - 07/01/24          517            96     (e)
Federal Home Loan Mortgage STRIPS
4.89%                                                           08/01/27                     123           108   (c,d)
Federal National Mortgage Assoc.
1.17%                                                           12/25/42                  10,218           374   (e,g)
2.23%                                                           06/25/43                  48,941         2,707   (e,g)
4.00%                                                           08/25/17 - 02/25/28       35,526        35,290
4.50%                                                           11/25/13                  16,287         1,028     (e)
4.75%                                                           11/25/14                   2,430           241     (e)
5.00%                                                           02/25/11 - 02/25/32        8,993           828     (e)
5.16%                                                           10/25/29                   9,218           910   (e,g)
5.26%                                                           12/25/30                  12,775         1,218   (e,g)
5.50%                                                           09/25/13 - 01/25/27        6,189           838     (e)
5.66%                                                           05/25/18                   3,688           410   (e,g)
5.76%                                                           09/25/42                  71,052         7,740   (e,g)
5.81%                                                           04/25/17 - 10/25/17       21,141         2,447   (e,g)
5.86%                                                           08/25/16                   7,302           704   (e,g)
6.26%                                                           06/25/42                  11,128         1,231   (e,g)
7.50%                                                           07/25/41                   1,124         1,213
8.00%                                                           07/25/14                   4,761         5,070
10.52%                                                          09/25/31                   5,768         5,907     (g)
11.48%                                                          05/25/17 - 12/25/17       10,371        11,041     (g)
14.78%                                                          03/25/17                     885           999     (g)
16.28%                                                          04/25/32                   1,896         2,126     (g)

Federal National Mortgage Assoc. (Class B)
5.68%                                                           12/25/22                     557           451   (c,d)
Federal National Mortgage Assoc. (Class K)
1008.00%                                                        05/25/22                       1            24     (e)
Federal National Mortgage Assoc. (Class S)
5.26%                                                           02/25/31                   9,182           953   (e,g)
Federal National Mortgage Assoc. REMIC
2.00%                                                           06/25/43                  71,247         4,030   (e,g)
12.56%                                                          03/25/31                   9,422        10,108     (g)

Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                                        03/25/22                       1            12     (e)
Federal National Mortgage Assoc. STRIPS
7.50%                                                           11/01/23 - 01/01/24        4,752           901     (e)
8.00%                                                           08/01/23 - 07/01/24        1,082           199     (e)
8.50%                                                           03/01/17 - 07/25/22        1,810           339     (e)
9.00%                                                           05/25/22                     557           120     (e)

Government National Mortgage Assoc.
5.00%                                                           02/16/34                   3,345         3,172
16.36%                                                          03/17/31                   1,000         1,156     (g)

Vendee Mortgage Trust
4.92%                                                           05/15/33                  28,538         1,284 (c,e,g)

TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $167,964)                                                                                        149,225

ASSET BACKED - 12.5%
Accredited Mortgage Loan Trust (Class A)
2.14%                                                           07/25/34                   3,412         3,412     (g)
American Express Credit Account Master Trust (Class A)
1.69%                                                           01/15/09                   2,300         2,258
1.80%                                                           02/15/08                   7,000         7,002   (g,j)
1.88%                                                           12/15/08                   4,250         4,257     (g)
1.90%                                                           04/15/08                   5,600         5,607   (g,j)
AmeriCredit Automobile Receivables Trust (Class A)
1.93%                                                           12/12/07                   3,697         3,699   (g,j)
Bank One Issuance Trust
3.59%                                                           05/17/10                   1,080         1,090
Bank One Issuance Trust (Class C)
3.76%                                                           08/15/08                   4,500         4,545
Bear Stearns Asset Backed Securities Inc. (Class A)
2.21%                                                           01/25/34                   2,962         2,966     (g)
BMW Vehicle Owner Trust (Class B)
2.93%                                                           03/25/09                   2,500         2,495
Capital Auto Receivables Asset Trust (Class A)
1.85%                                                           04/17/06                   1,669         1,670     (g)
Capital One Auto Finance Trust (Class A)
1.86%                                                           03/15/11                   4,000         4,000     (g)
Capital One Master Trust (Class C)
6.70%                                                           06/15/11                   2,344         2,535     (a)
Capital One Prime Auto Receivables Trust (Class A)
1.84%                                                           09/17/07                   4,200         4,203     (g)
Carco Auto Loan Master Trust
1.83%                                                           11/15/06                  11,500        11,501     (g)
CDC Mortgage Capital Trust (Class A)
2.17%                                                           08/25/33                     686           687   (g,j)
2.33%                                                           03/25/33                   1,150         1,155   (g,j)
Centex Home Equity (Class A)
2.09%                                                           06/25/34                   1,875         1,874     (g)
Chase Credit Card Master Trust (Class A)
1.87%                                                           07/15/10                   7,000         7,016     (g)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.75%                                                           05/25/32                     429           426
Chase Funding Mortgage Loan Asset-Backed
Certificates (Class A)
1.97%                                                           01/25/25                   3,417         3,417   (g,j)
Citibank Credit Card Issuance Trust
1.92%                                                           09/17/07                   7,500         7,503     (g)
1.98%                                                           03/20/09                  12,000        12,021   (g,j)
2.55%                                                           01/20/09                   4,701         4,649
6.65%                                                           05/15/08                   1,000         1,054
Citibank Credit Card Issuance Trust (Class A)
1.92%                                                           12/17/07                   6,000         6,003     (g)
Citibank Credit Card Issuance Trust (Class B)
2.12%                                                           03/07/08                   7,661         7,677     (g)
Citibank Credit Card Issuance Trust (Class C)
4.45%                                                           04/07/10                   3,078         3,129
Citifinancial Mortgage Securities Inc. (Class A)
2.04%                                                           04/25/34                   3,672         3,667     (g)
CNH Equipment Trust
1.90%                                                           10/15/08                   3,000         3,000     (g)
Countrywide Asset-Backed Certificates
1.94%                                                           11/25/23                   2,924         2,925     (g)
2.10%                                                           05/25/32                     323           324     (g)
2.14%                                                           06/25/33                   2,342         2,345   (g,j)
2.24%                                                           03/25/33                   3,847         3,857   (g,j)
2.27%                                                           05/25/33                     349           350   (g,j)
Countrywide Asset-Backed Certificates (Class A)
2.09%                                                           07/25/31                   1,198         1,199   (g,j)
2.12%                                                           08/25/32                     812           813     (g)
2.17%                                                           04/25/32                     620           621     (g)
2.21%                                                           08/25/34                   1,828         1,828     (g)
Daimler Chrysler Auto Trust (Class B)
2.85%                                                           08/08/10                     957           944
Daimler Chrysler Master Owner Trust (Class A)
1.81%                                                           02/15/08                   2,000         2,001   (g,j)
Discover Card Master Trust I (Class A)
1.91%                                                           09/15/08                   2,000         2,004     (g)
1.94%                                                           09/18/07 - 11/15/07       22,385        22,406     (g)
Federal National Mortgage Assoc.
3.95%                                                           12/26/31                   4,000         4,030
First Franklin Mtg Loan Asset Backed Certificates (Class A)
2.13%                                                           06/25/34                   1,177         1,178     (g)
First Horizon Asset Back Trust (Class A)
2.06%                                                           02/25/34                   9,636         9,631   (g,j)
First USA Credit Card Master Trust (Class A)
1.95%                                                           11/19/08                  12,700        12,726     (g)
Fleet Credit Card Master Trust II (Class A)
1.90%                                                           04/15/10                   8,000         8,021     (g)
5.60%                                                           12/15/08                     750           783
Fleet Home Equity Loan Trust (Class A)
2.06%                                                           01/20/33                   5,143         5,143     (g)
Ford Credit Auto Owner Trust (Class B)
4.79%                                                           11/15/06                   2,000         2,034
Ford Credit Floorplan Master Owner Trust (Class A)
1.80%                                                           07/15/09                  25,000        25,006   (g,j)
GMAC Mortgage Corp. Loan Trust (Class A)
1.94%                                                           06/25/34                   5,500         5,495     (g)
Green Tree Financial Corp.
6.90%                                                           04/15/18                      43            43
GSAA Trust (Class A)
2.24%                                                           05/25/34                   2,787         2,789     (g)
Hertz Vehicle Financing LLC
1.93%                                                           05/25/08                  10,906        10,907 (a,g,j)
Household Automotive Trust (Class A)
1.98%                                                           06/18/07                   2,272         2,274   (g,j)
2.09%                                                           07/17/09                   8,500         8,524     (g)
Long Beach Mortgage Loan Trust
2.16%                                                           05/25/32                      48            48   (g,j)
2.16%                                                           05/25/32                     289           289   (g,j)
2.30%                                                           11/26/32                   3,405         3,419     (g)
MBNA Credit Card Master Note Trust
4.05%                                                           01/15/08                   1,904         1,925
Merrill Lynch Home Equity Loan
2.02%                                                           09/25/27                     449           448     (g)
Mid-State Trust (Class A)
7.54%                                                           07/01/35                   1,335         1,373
National City Credit Card Master Trust (Class A)
1.91%                                                           08/15/07                   5,000         5,006   (g,j)
Option One Mortgage Loan Trust
2.26%                                                           02/25/33                   2,432         2,440   (g,j)
Peco Energy Transition Trust
6.52%                                                           12/31/10                   2,219         2,495
Residential Asset Mortgage Products Inc. (Class A)
2.08%                                                           03/25/34                   3,036         3,036     (g)
2.12%                                                           06/25/32                   1,126         1,128     (g)
Residential Asset Securities Corp. (Class A)
1.92%                                                           11/25/20                     228           228   (g,j)
2.09%                                                           07/25/32                   3,897         3,894     (g)
2.13%                                                           06/25/33                   9,397         9,407   (g,j)
4.16%                                                           07/25/30                   2,093         2,113     (g)
Residential Funding Mortgage Securities II (Class A)
2.05%                                                           02/25/34                   1,207         1,205   (g,j)
Saxon Asset Securities Trust
2.13%                                                           08/25/35                   2,426         2,427   (g,j)
Saxon Asset Securities Trust (Class A)
2.24%                                                           12/25/32                   3,034         3,039     (g)
Sears Credit Account Master Trust (Class A)
1.89%                                                           08/18/09                   4,000         4,004     (g)
2.14%                                                           11/17/09                   3,000         3,003   (g,j)
SLM Student Loan Trust (Class A)
1.93%                                                           06/15/18                   1,985         1,986     (g)
Wachovia Asset Securitization Inc. (Class A)
2.06%                                                           06/25/34                   5,000         5,000   (g,j)
Wells Fargo Home Equity Trust
3.97%                                                           09/25/34                   1,332         1,329     (g)

TOTAL ASSET-BACKED
(COST $323,990)                                                                                        323,961

CORPORATE NOTES - 23.2%
Alberta Energy Co. Ltd.
7.38%                                                           11/01/31                   1,005         1,183
Allied Waste North America
6.13%                                                           02/15/14                   1,060           988
Allstate Financial Global Funding
5.25%                                                           02/01/07                   4,385         4,604     (a)
American Electric Power Co. Inc. (Series D)
5.25%                                                           06/01/15                   2,155         2,169
American Greetings
6.10%                                                           08/01/28                   2,160         2,306
American Standard Inc.
7.38%                                                           04/15/05                   3,160         3,223
7.63%                                                           02/15/10                   2,175         2,463
Anadarko Petroleum Corp.
5.00%                                                           10/01/12                   2,180         2,251
Appalachian Power Co. (Series C)
2.30%                                                           06/29/07                   2,255         2,255     (g)
Appalachian Power Co. (Series E)
4.80%                                                           06/15/05                   2,675         2,711
Appalachian Power Co. (Series G)
3.60%                                                           05/15/08                   1,630         1,619
Arizona Public Service Co.
5.63%                                                           05/15/33                   1,470         1,387
AT&T Wireless Services Inc.
7.35%                                                           03/01/06                   2,215         2,353
8.75%                                                           03/01/31                   3,600         4,728
Aztar Corp.
7.88%                                                           06/15/14                     640           678     (a)
Bank of America Corp.
1.87%                                                           02/17/09                     695           698     (g)
3.88%                                                           01/15/08                     331           336
7.40%                                                           01/15/11                   1,045         1,220
BB&T Corp.
4.75%                                                           10/01/12                   1,365         1,368
6.38%                                                           06/30/05                   2,745         2,820     (g)
BBVA Bancomer Capital Trust I
10.50%                                                          02/16/11                   3,735         4,090     (a)
BCP Caylux Holdings Luxembourg SCA
9.63%                                                           06/15/14                   1,065         1,150     (a)
Belo Corp.
8.00%                                                           11/01/08                   2,175         2,485
British Telecommunications PLC.
8.38%                                                           12/15/10                   1,940         2,342     (k)
Burlington Northern Santa Fe Corp.
8.13%                                                           04/15/20                   3,380         4,231
Cablevision Systems Corp.
8.00%                                                           04/15/12                   1,495         1,562     (a)
Campbell Soup Co.
5.50%                                                           03/15/07                   2,725         2,872
Carolina Power & Light Co.
6.13%                                                           09/15/33                   2,275         2,381
Cendant Corp.
6.25%                                                           01/15/08                   4,090         4,413
Charter One Bank Fsb
6.38%                                                           05/15/12                   1,905         2,098
Chesapeake Energy Corp.
7.50%                                                           06/15/14                   1,060         1,158
CIT Group Inc.
1.92%                                                           11/04/05                   4,000         4,007     (g)
2.14%                                                           09/20/07                   2,000         1,998     (g)
Citigroup Inc.
6.00%                                                           10/31/33                   2,695         2,732
City National Corp.
5.13%                                                           02/15/13                   2,325         2,340
CNF Inc.
6.70%                                                           05/01/34                   2,535         2,622
Comcast Cable Communications
6.38%                                                           01/30/06                   3,145         3,284
ConAgra Foods Inc.
6.00%                                                           09/15/06                   3,250         3,424
Consolidated Edison Co of New York
5.63%                                                           07/01/12                   4,075         4,366
Consolidated Natural Gas Co.
5.38%                                                           11/01/06                   4,315         4,492
Consumers Energy Co. (Series L)
5.00%                                                           02/15/12                   2,820         2,865     (a)
Countrywide Home Loans Inc.
2.09%                                                           03/29/06                  16,000        15,996   (g,j)
5.63%                                                           05/15/07                   2,035         2,146
COX Communications Inc.
7.75%                                                           11/01/10                   3,330         3,733
COX Enterprises Inc.
8.00%                                                           02/15/07                   2,610         2,801     (a)
CSX Corp.
5.50%                                                           08/01/13                      95            98
CSX Transportation Inc.
9.75%                                                           06/15/20                   1,365         1,884
DaimlerChrysler NA Holding Corp.
2.34%                                                           05/24/06                   7,525         7,553     (g)
7.25%                                                           01/18/06                   2,545         2,686
Delhaize America Inc.
7.38%                                                           04/15/06                   5,065         5,368
Dex Media Inc.
8.00%                                                           11/15/13                   1,070         1,124
Dominion Resources Inc. (Series B)
4.13%                                                           02/15/08                   3,330         3,374
DR Horton Inc.
5.63%                                                           09/15/14                   1,070         1,065
Duke Capital LLC
4.30%                                                           05/18/06                   2,180         2,211
4.33%                                                           11/16/06                   3,645         3,711
6.25%                                                           02/15/13                   2,270         2,435
Duke Energy Corp.
4.50%                                                           04/01/10                   1,785         1,815
Echostar DBS Corp.
6.63%                                                           10/01/14                   2,135         2,122     (a)
El Paso Electric Co. (Series D)
8.90%                                                           02/01/06                   3,205         3,435
Enterprise Products Operating LP
4.00%                                                           10/15/07                   3,185         3,203     (a)
EOP Operating LP (REIT)
7.25%                                                           02/15/18                   4,200         4,752
7.75%                                                           11/15/07                   2,605         2,904
European Investment Bank
4.63%                                                           03/01/07                     140           146
FedEx Corp.
2.65%                                                           04/01/07                   3,200         3,151
Ford Motor Co.
7.45%                                                           07/16/31                   1,905         1,868
Ford Motor Credit Co.
5.63%                                                           10/01/08                   5,355         5,535
7.38%                                                           02/01/11                   3,615         3,932
General Mills Inc.
3.88%                                                           11/30/07                   2,035         2,054
5.13%                                                           02/15/07                   2,550         2,658
General Motors Acceptance Corp.
2.60%                                                           05/18/06                   8,180         8,213     (g)
6.13%                                                           09/15/06                   3,095         3,235
6.75%                                                           01/15/06                   3,540         3,695
6.88%                                                           09/15/11                   1,065         1,119
7.25%                                                           03/02/11                     540           580
General Motors Corp.
7.20%                                                           01/15/11                   2,140         2,274     (i)
Georgia Power Co.
4.88%                                                           07/15/07                   3,565         3,705
Glencore Funding LLC
6.00%                                                           04/15/14                   1,050         1,018     (a)
Goldman Sachs Group Inc.
6.60%                                                           01/15/12                   2,210         2,466
Goodrich Corp.
7.10%                                                           11/15/27                   2,380         2,579
Grupo Televisa S.A.
8.00%                                                           09/13/11                   2,120         2,427
HBOS Capital Funding LP
6.07%                                                           06/30/49                   3,730         3,944   (a,g)
HBOS PLC.
3.13%                                                           01/12/07                   4,385         4,381     (a)
Hertz Corp.
2.90%                                                           08/05/08                   1,335         1,348     (g)
6.35%                                                           06/15/10                   2,205         2,294
Houghton Mifflin Co.
9.88%                                                           02/01/13                   1,590         1,670     (i)
Household Finance Corp.
1.82%                                                           07/27/07                   8,000         8,010   (g,j)
3.38%                                                           12/16/04 - 02/21/06        5,170         5,194     (g)
6.38%                                                           11/27/12                   1,070         1,186
6.50%                                                           01/24/06 - 11/15/08        4,195         4,560
6.75%                                                           05/15/11                   5,395         6,076
HSBC Capital Funding LP
4.61%                                                           12/29/49                   5,370         5,161   (a,g)
9.55%                                                           12/31/49                   3,380         4,257   (a,g)
Hudson United Bank
7.00%                                                           05/15/12                   4,375         4,869
Huntington National Bank
2.75%                                                           10/16/06                   2,785         2,767
Hydro Quebec
8.25%                                                           04/15/26                   3,680         5,041
International Lease Finance Corp.
2.90%                                                           07/15/05                   4,100         4,139   (g,j)
International Paper Co.
6.75%                                                           09/01/11                   1,860         2,078
Intrawest Corp.
7.50%                                                           10/15/13                   1,070         1,109     (a)
Iron Mountain Inc.
6.63%                                                           01/01/16                   1,700         1,658
iStar Financial Inc. (REIT)
3.12%                                                           03/12/07                   3,250         3,276     (g)
4.88%                                                           01/15/09                   3,755         3,763
Jersey Central Power & Light
5.63%                                                           05/01/16                   1,705         1,772     (a)
John Hancock Funds
6.50%                                                           03/01/11                   2,660         2,966     (a)
Kerr-McGee Corp.
5.88%                                                           09/15/06                   2,260         2,364
6.95%                                                           07/01/24                   2,225         2,376
Keycorp
2.04%                                                           06/21/07                  10,000         9,983   (g,j)
4.63%                                                           05/16/05                   4,990         5,052
KFW International Finance
4.75%                                                           01/24/07                   1,620         1,684
Kinder Morgan Inc.
6.50%                                                           09/01/12                   2,795         3,072
Liberty Media Corp.
3.38%                                                           09/17/06                   8,330         8,450     (g)
Lockheed Martin Corp.
8.50%                                                           12/01/29                   3,525         4,667
Lyondell Chemical Co.
10.50%                                                          06/01/13                   1,060         1,224
Marsh & McLennan Cos. Inc.
1.74%                                                           07/13/07                   3,000         2,999   (g,j)
Masco Corp.
6.75%                                                           03/15/06                   3,040         3,208
Metropolitan Life Global Funding I
4.75%                                                           06/20/07                   2,160         2,238     (a)
Midamerican Energy Holdings Co.
3.50%                                                           05/15/08                   3,160         3,109
Midwest Generation LLC (Series B)
8.56%                                                           01/02/16                   1,060         1,113
Mohegan Tribal Gaming Authority
7.13%                                                           08/15/14                   1,065         1,116     (a)
Monumental Global Funding III (Series A)
5.20%                                                           01/30/07                   3,165         3,323     (a)
Morgan Stanley
4.25%                                                           05/15/10                     670           671
Motorola Inc.
4.61%                                                           11/16/07                   3,340         3,432
National Rural Utilities Cooperative Finance Corp.
6.00%                                                           05/15/06                   1,635         1,714
Nationwide Building Society
1.99%                                                           12/11/06                   5,000         5,005   (a,g)
NB Capital Trust IV
8.25%                                                           04/15/27                   4,160         4,709
Noble Energy Inc.
8.00%                                                           04/01/27                   2,970         3,639
Nordic Investment Bank
2.75%                                                           01/11/06                   1,000         1,003
Norfolk Southern Corp.
6.00%                                                           04/30/08                     475           512
Norfolk Southern Railway Co.
9.75%                                                           06/15/20                   1,885         2,602
Northeast Utilities (Series B)
3.30%                                                           06/01/08                   2,105         2,054
Northrop Grumman Corp.
4.08%                                                           11/16/06                   5,245         5,328
Ocean Energy Inc.
4.38%                                                           10/01/07                   1,410         1,439
Ohio Power Co. (Series E)
6.60%                                                           02/15/33                   1,120         1,221
Omnicare Inc.
6.13%                                                           06/01/13                     425           427
Oncor Electric Delivery Co.
6.38%                                                           05/01/12                   2,280         2,522
Pacific Gas & Electric Co.
2.30%                                                           04/03/06                   5,050         5,065     (g)
PanAmSat Corp.
9.00%                                                           08/15/14                   2,120         2,205     (a)
Pemex Finance Ltd.
9.03%                                                           02/15/11                   5,490         6,405
9.69%                                                           08/15/09                   6,615         7,516
Pemex Project Funding Master Trust
7.38%                                                           12/15/14                   2,020         2,202
8.63%                                                           02/01/22                   2,120         2,417
Pepco Holdings Inc.
5.50%                                                           08/15/07                   3,385         3,550
Petrobras International Finance Co.
7.75%                                                           09/15/14                   1,070         1,059
Petro-Canada
5.35%                                                           07/15/33                   1,795         1,627
Petroleos Mexicanos
9.50%                                                           09/15/27                   4,830         5,929
Pioneer Natural Resources Co.
6.50%                                                           01/15/08                   3,805         4,131
Principal Life Global Funding I
5.25%                                                           01/15/13                   2,790         2,865     (a)
Procter & Gamble - ESOP (Series A)
9.36%                                                           01/01/21                   4,260         5,765
Progress Energy Inc.
5.85%                                                           10/30/08                   2,680         2,850
Prudential Financial Inc.
4.10%                                                           11/15/06                   5,325         5,414
PSI Energy Inc.
6.65%                                                           06/15/06                   2,235         2,357
Public Service Co. of New Mexico
4.40%                                                           09/15/08                   3,315         3,353
Puget Energy Inc.
3.36%                                                           06/01/08                   2,120         2,086
Quest Diagnostics
6.75%                                                           07/12/06                   2,205         2,336
RBS Capital Trust I
5.51%                                                           09/29/49                   3,175         3,221     (g)
Royal Bank of Scotland Group PLC.
7.65%                                                           08/31/49                   1,915         2,276     (g)
9.12%                                                           03/31/49                   2,600         3,196
Safeco Corp.
4.20%                                                           02/01/08                   1,115         1,135
Saks Inc.
7.00%                                                           12/01/13                   1,065         1,086
Shurgard Storage Centers Inc. (REIT)
5.88%                                                           03/15/13                   1,445         1,483
Simon Property Group LP (REIT)
4.88%                                                           08/15/10                   3,870         3,922     (a)
Sinclair Broadcast Group Inc.
8.00%                                                           03/15/12                   1,060         1,100
SLM Corp.
1.78%                                                           01/25/07                   6,000         6,004     (g)
Southern California Edison Co.
8.00%                                                           02/15/07                   2,295         2,541
Southwest Airlines Co.
5.25%                                                           10/01/14                   1,070         1,067
Sprint Capital Corp.
4.78%                                                           08/17/06                   3,220         3,310     (k)
6.13%                                                           11/15/08                   2,715         2,935
7.63%                                                           01/30/11                   4,315         4,998
8.38%                                                           03/15/12                   3,155         3,821
Telefonos de Mexico S.A. de C.V.
4.50%                                                           11/19/08                   2,170         2,179
8.25%                                                           01/26/06                   4,320         4,601
TELUS Corp.
7.50%                                                           06/01/07                   4,015         4,410
Textron Inc.
4.50%                                                           08/01/10                   2,515         2,556
Time Warner Inc.
7.75%                                                           06/15/05                   2,660         2,744
Tyco International Group S.A.
5.80%                                                           08/01/06                   3,535         3,704
6.75%                                                           02/15/11                   1,075         1,209
Tyson Foods Inc.
7.25%                                                           10/01/06                   8,615         9,234
UBS Preferred Funding Trust I
8.62%                                                           10/29/49                   2,115         2,572     (g)
Union Pacific Corp.
6.65%                                                           01/15/11                   2,200         2,448
Union Planters Bank NA
5.13%                                                           06/15/07                     375           393
Unisys Corp.
8.13%                                                           06/01/06                   1,920         2,047
US Bank National Assoc.
2.85%                                                           11/15/06                   3,750         3,738
Valero Energy Corp.
6.88%                                                           04/15/12                     925         1,038
7.50%                                                           04/15/32                     600           703
Verizon Global Funding Corp.
7.75%                                                           12/01/30 - 06/15/32        5,320         6,377
Verizon Pennsylvania Inc. (Series A)
5.65%                                                           11/15/11                   4,445         4,684
VF Corp.
6.00%                                                           10/15/33                   3,005         3,030
Wachovia Corp.
5.25%                                                           08/01/14                   3,960         4,048
Walt Disney Co.
6.75%                                                           03/30/06                   2,165         2,286
Warner Music Group
7.38%                                                           04/15/14                     640           662     (a)
Washington Mutual Inc.
5.63%                                                           01/15/07                     360           379
Wells Fargo & Co.
2.00%                                                           10/01/04                   6,000         6,000     (g)
5.25%                                                           12/01/07                     805           849
Westar Energy Inc.
9.75%                                                           05/01/07                   5,040         5,742
Weyerhaeuser Co.
6.00%                                                           08/01/06                   4,780         5,031
6.13%                                                           03/15/07                   3,450         3,678
6.75%                                                           03/15/12                   1,275         1,430
Wisconsin Energy Corp.
5.88%                                                           04/01/06                   1,545         1,612

TOTAL CORPORATE NOTES
(COST $589,810)                                                                                        601,729

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 8.3%
Bear Stearns Commercial Mortgage Securities
4.17%                                                           01/12/41                   5,520         5,590
5.20%                                                           01/12/41                   5,172         5,353     (g)
Bear Stearns Commercial Mortgage Securities (Class A)
2.02%                                                           01/14/16                   1,300         1,301   (a,g)
3.88%                                                           08/13/39                   6,696         6,665
4.68%                                                           08/13/39                   7,202         7,217
6.02%                                                           02/14/31                   3,657         3,958
Bear Stearns Commercial Mortgage Securities (Class B)
6.20%                                                           02/14/31                     475           519
CalSTRS Trust
4.13%                                                           11/20/12                   5,926         6,026     (a)
Citicorp Mortgage Securities Inc. (Class B)
6.13%                                                           08/25/32                   3,648         3,653     (g)
Crusade Global Trust (Class A)
2.10%                                                           09/18/34                   3,713         3,708   (g,j)
CS First Boston Mortgage Securities Corp.
7.33%                                                           01/15/37                  21,905           529 (a,c,g)
DLJ Commercial Mortgage Corp.
6.24%                                                           11/12/31                   7,703         8,372
First Union-Lehman Brothers-Bank of America (Class A)
6.56%                                                           11/18/35                   3,857         4,200
GMAC Commercial Mortgage Securities Inc. (Class A)
6.42%                                                           05/15/35                   5,591         6,095
Granite Mortgages PLC.
1.81%                                                           01/20/43                   2,452         2,454     (g)
Homeside Mortgage Securities Trust (Class A)
1.82%                                                           01/20/27                   2,076         2,080     (g)
Impac CMB Trust (Class A)
2.12%                                                           08/25/32                     970           971     (g)
2.22%                                                           12/25/33                   5,880         5,878     (g)
2.27%                                                           11/25/32                   3,249         3,254   (g,j)
Interstar Millennium Trust (Class A)
2.07%                                                           03/14/36                   2,098         2,098   (g,j)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.38%                                                           01/12/39                  51,060         2,717   (a,g)
6.47%                                                           11/15/35                   5,391         6,032
JP Morgan Chase Commercial Mortgage
  Securities Corp. (Class A)
4.92%                                                           10/15/37                   4,200         4,268     (g)
LB-UBS Commercial Mortgage Trust
3.57%                                                           03/15/34                  14,947           330 (a,c,g)
4.06%                                                           09/15/27                   6,696         6,727     (g)
4.53%                                                           01/15/36                  24,200         1,889   (a,c)
6.17%                                                           04/15/37                  48,796         1,006 (a,c,g)
6.23%                                                           03/15/26 - 01/15/36       32,782         4,100 (a,c,g)
7.34%                                                           09/15/37                  47,604           788 (a,c,g)
7.46%                                                           03/15/36                  88,988         2,447 (a,c,g)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                                           12/15/30                   1,777         1,957
6.65%                                                           11/15/27                   8,377         9,450
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                           07/14/16                     750           843     (a)
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.86%                                                           10/15/17                   7,000         7,000   (a,g)
2.07%                                                           10/15/17                   4,000         4,000   (a,g)
Master Alternative Loans Trust
5.00%                                                           08/25/18                   3,892           457     (e)
6.50%                                                           08/25/34                   7,279         7,616
Morgan Stanley Capital I
5.11%                                                           06/15/40                   2,000         2,049     (g)
Morgan Stanley Capital I (Class A)
4.66%                                                           09/13/45                   3,718         3,705
7.11%                                                           04/15/33                   1,020         1,152
Morgan Stanley Capital I (Class D)
7.09%                                                           07/15/30                   2,000         2,258     (g)
Morgan Stanley Dean Witter Capital I
1.02%                                                           10/15/35                  25,622           560   (a,g)
1.06%                                                           04/15/34                  16,134           386   (a,g)
Morgan Stanley Dean Witter Capital I (Class A)
5.72%                                                           12/18/32                      99           106
5.98%                                                           02/15/31                   1,459         1,506
6.39%                                                           10/15/35                   5,000         5,585
6.54%                                                           02/15/31                   1,387         1,513
National RMBS Trust
2.03%                                                           03/20/34                   4,000         4,000   (g,j)
Nomura Asset Securities Corp. (Class A)
6.59%                                                           03/15/30                   8,377         9,178
Puma Finance Ltd. (Class A)
2.11%                                                           03/25/34                   4,210         4,216     (g)
Sequoia Mortgage Trust (Class A)
2.07%                                                           06/20/34                   1,932         1,926     (g)
2.09%                                                           07/20/34                   4,822         4,815   (g,j)
Structured Asset Securities Corp.
1.98%                                                           02/25/28                  15,325           881     (g)
Thornburg Mortgage Securities Trust (Class A)
2.18%                                                           04/25/43                   2,320         2,328   (g,j)
Wachovia Bank Commercial Mortgage Trust
1.94%                                                           03/15/14                   2,500         2,502   (a,g)
2.08%                                                           03/15/14                     750           752   (a,g)
2.18%                                                           03/15/15                   7,010         7,020   (a,g)
2.28%                                                           03/15/15                   5,180         5,206 (a,g,j)
2.66%                                                           03/15/15                   3,500         3,530 (a,g,j)
Washington Mutual
2.26%                                                           07/25/44                   7,918         7,938   (g,j)

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION
(COST $215,099)                                                                                        214,660

SOVEREIGN BONDS - 0.9%
Government of Bahamas
6.63%                                                           05/15/33                   2,575         2,877     (a)
Government of Finland
4.75%                                                           03/06/07                   1,910         1,991
Mexico Government International Bond
6.75%                                                           09/27/34                   3,145         3,029
Ontario Electricity Financial Corp.
7.45%                                                           03/31/13                     465           566
Province of British Columbia
4.63%                                                           10/03/06                   4,370         4,518
Province of Manitoba Canada
4.25%                                                           11/20/06                   3,570         3,667
Province of New Brunswick
3.50%                                                           10/23/07                   2,780         2,804
Province of Ontario
3.50%                                                           09/17/07                   3,780         3,812
5.13%                                                           07/17/12                     500           529

TOTAL SOVEREIGN BONDS
(COST $23,236)                                                                                          23,793

TOTAL BONDS AND NOTES
(COST $2,880,603)                                                                                    2,892,023





                                                                                      NUMBER OF        VALUE
                                                                                       SHARES
-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
-------------------------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I
(COST $4,409)                                                                              4,270         4,398   (a,g)

-------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
-------------------------------------------------------------------------------------------------------------------------

Euro Dollar Futures                                                                    2,687,500             7
U.S. Treasury Notes Futures                                                            1,068,000           384

TOTAL PURCHASED OPTIONS
(COST $629)                                                                                               391

TOTAL INVESTMENTS IN SECURITIES
(COST $2,885,641)                                                                                    2,896,812

-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 15.1%
-------------------------------------------------------------------------------------------------------------------------

GEI Short-Term Investment Fund
(COST $391,892)                                                                      391,891,719       391,892     (h)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET (26.9)%                                                   (696,876)

NET ASSETS - 100%                                                                                   $2,591,828
                                                                                                    ----------

-------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------------------------------------------------

The Income Fund had the following written option contracts open at September 30, 2004:


                                                                        EXPIRATION
                                                                       DATE/ STRIKE       NUMBER OF
CALL OPTIONS                                                               PRICE         CONTRACTS           VALUE
-------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes Futures                                             Oct 04/111.50      1,068              (200)
 (Written Option Premium $313)
-------------------------------------------------------------------------------------------------------------------------


                                                                        EXPIRATION
                                                                       DATE/ STRIKE       NUMBER OF
PUT OPTIONS                                                                PRICE         CONTRACTS           VALUE
-------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes Futures                                             Oct 04/109.50      1,068              (100)
 (Written Option Premium $197)
-------------------------------------------------------------------------------------------------------------------------


The Income Fund had the following long futures contracts open at September 30, 2004:

                                                                      NUMBER OF             CURRENT         UNREALIZED
DESCRIPTION                                      EXPIRATION DATE      CONTRACTS         NOTIONAL VALUE     APPRECIATION
-------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 5 Yr. Futures                   December  2004        1241               $137,441          $1,221
-------------------------------------------------------------------------------------------------------------------------


The Income Fund had the following short futures
contracts open at September 30, 2004:
                                                                      NUMBER OF             CURRENT         UNREALIZED
DESCRIPTION                                      EXPIRATION DATE      CONTRACTS         NOTIONAL VALUE     DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 10 Yr. Futures                 December  2004          153              $(17,232)           $(33)
-------------------------------------------------------------------------------------------------------------------------


NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2004
--------------------------------------------------------------------------------


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, these securities amounted to $139,388 or 5.38% of net assets for the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c) Coupon amount represents effective yield. Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At September 30, 2004, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at September 30, 2004.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Short-Term Investment Fund. No Advisory fee is charged by GEAM to the GEI Short-Term Investment nor will the Fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the GEI Short-Term Investment Fund.

(k)      All or a portion of the security is out on loan.

(l) All or a portion of the security purchased with collateral from securities lending.

(m) Step coupon bond. Interest rate shown reflects rate at September 30, 2004.



Abbreviations:

REMIC    Real Estate Mortgage Investment Conduit.

STRIPS   Separate Trading of Registered Interest and Principal of Securities


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Chairman, S&S Funds

Date:  November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Chairman, S&S Funds

Date:  November 29, 2004


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, S&S Funds

Date:  November 29, 2004